RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties
Salaries, incentives and short-term benefits	$ 4,082	$ 5,553
Unit-based compensation expense including fair value adjustments	3,744	3,980
Total compensation paid or payable to key management personnel	$ 7,826	$ 9,533